Consolidated Statements of Changes in Stockholders’ Equity - USD ($) $ in Thousands	Total	Common stock	Treasury shares	Additional paid-in capital	Retained earnings	Accumulated other comprehensive loss
Beginning balance (in shares) at Dec. 31, 2015		59,635,126
Beginning balance at Dec. 31, 2015	$ 52,657	$ 83,770	$ 0	$ 179,572	$ (196,270)	$ (14,415)
Increase (Decrease) in Stockholders' Equity
Net income	49,509				49,509
Other comprehensive income (loss), net of tax	(3,533)					(3,533)
Distributions from additional paid-in capital	(44,131)			(44,131)
Share buyback (in shares)		(314,912.0)
Share buyback	(3,773)		(3,773)
Share based compensation	3,958			3,958
Ending balance (in shares) at Dec. 31, 2016		59,320,214
Ending balance at Dec. 31, 2016	54,687	$ 83,770	(3,773)	139,399	(146,761)	(17,948)
Increase (Decrease) in Stockholders' Equity
Net income	64,860				64,860
Other comprehensive income (loss), net of tax	12,628					12,628
Distributions from additional paid-in capital	(45,705)			(45,705)
Share based compensation	$ 8,835			8,835
Ending balance (in shares) at Dec. 31, 2017	59,320,214	59,320,214
Ending balance at Dec. 31, 2017	$ 95,305	$ 83,770	(3,773)	102,529	(81,901)	(5,320)
Increase (Decrease) in Stockholders' Equity
Net income	121,310				121,310
Other comprehensive income (loss), net of tax	(14,308)					(14,308)
Distributions from additional paid-in capital	(47,665)			(47,665)
Share buyback (in shares)		(206,501)
Share buyback	(4,926)		(4,926)
Share based compensation	8,680			8,680
Issuance of stock under equity compensation plans (in shares)		404,785.0
Issuance of stock under equity compensation plans	$ 500	$ 484	16
Ending balance (in shares) at Dec. 31, 2018	59,518,498	59,518,498
Ending balance at Dec. 31, 2018	$ 158,896	$ 84,254	$ (8,683)	$ 63,544	$ 39,409	$ (19,628)